Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
202.739.3000
Fax: 202.739.3001


January 12, 2009


VIA EDGAR


US Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549


Re:      The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust") we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a preliminary copy of a proxy statement on Schedule 14A, a notice of special meeting of shareholders (the "Special Meeting") of the UA S&P 500 Fund (the "Fund"), a series of the Trust, and a form of proxy card (the "Proxy Materials") as they relate to the Special Meeting scheduled to be held on March 13, 2009.

The Special Meeting is being called for the purpose of approving a new investment advisory agreement between the Trust, on behalf of the Fund, and Allegiant Asset Management Group, the investment adviser to the Fund.

Please direct any questions or comments you may have to my attention at the address listed above or, alternatively, you can call me at 202.739.5896.


Sincerely,

/s/ Christopher D. Menconi
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Christopher D. Menconi